Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Maximum | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	9 years
Minimum | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years